INVESTMENTS IN TRADING SECURITIES - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments in trading securities at cost	$ 3,239,782	$ 3,268,618	$ 1,977,477
Unrealized gains (losses)	257,384	104,740	368,507
Investments in trading securities at fair market value	$ 3,497,166	$ 3,373,358	$ 2,345,984